Related Party Balance and Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Related Party Balance and Transactions [Line Items]
Management fee income	$ 138,107	$ 183,673	$ 184,615
Sannogi Holdings Limited [Member]
Related Party Balance and Transactions [Line Items]
Rental fees paid	9,668	9,643	9,526
Sannogi Engineering Consultants Limited [Member]
Related Party Balance and Transactions [Line Items]
Rental fees paid	$ 77,801	$ 77,602	$ 76,628